Capital Stock and Share-Based Employee Compensation 10-K (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended						6 Months Ended		12 Months Ended				12 Months Ended		3 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended								3 Months Ended		12 Months Ended								12 Months Ended
	Dec. 04, 2012	Jun. 01, 2010	Dec. 04, 2012 Directors' Plan [Member]	Jun. 05, 2012 Directors' Plan [Member]	Dec. 04, 2012 SIP 2003 [Member]	Jun. 05, 2012 SIP 2003 [Member]	Dec. 04, 2012 SIP 1996 [Member]	Jun. 05, 2012 SIP 1996 [Member]	Dec. 04, 2012 Non-Employee Directors [Member] Minimum [Member]	Dec. 04, 2012 Stock Options [Member]	Jun. 05, 2012 Stock Options [Member]	May 31, 2011 Stock Options [Member]	Jun. 01, 2010 Stock Options [Member]	Dec. 04, 2012 Stock Options [Member] SIP 2003 [Member]	Jun. 05, 2012 Stock Options [Member] SIP 2003 [Member] Maximum [Member]	Jun. 05, 2012 Stock Options [Member] SIP 1996 [Member] Maximum [Member]	Aug. 30, 2011 Stock Options [Member] Chief Executive Officer [Member]	Aug. 31, 2010 Stock Options [Member] Chief Executive Officer [Member]	Sep. 01, 2009 Stock Options [Member] Chief Executive Officer [Member]	Jun. 05, 2012 Stock Options [Member] Non-Employee Directors [Member] Directors' Plan [Member]	Dec. 04, 2012 Service-based Restricted Shares [Member]	Jun. 05, 2012 Service-based Restricted Shares [Member]	Dec. 04, 2012 Service-based Restricted Shares [Member] Chief Executive Officer [Member]	Jun. 05, 2012 Service-based Restricted Shares [Member] Non-Employee Directors [Member]	Dec. 04, 2012 Service-based Restricted Shares [Member] Non-Employee Directors [Member]	Jun. 05, 2012 Service-based Restricted Shares [Member] Non-Employee Directors [Member]	May 31, 2011 Service-based Restricted Shares [Member] Non-Employee Directors [Member]	Jun. 01, 2010 Service-based Restricted Shares [Member] Non-Employee Directors [Member]	Jun. 05, 2012 Service-based Restricted Shares [Member] Non-Employee Directors [Member] Directors' Plan [Member]	Jun. 05, 2012 Stock Options Awarded in 2011 and 2010 [Member]	Jun. 05, 2012 Service Based Deferred Compensation [Member] Service-based Restricted Shares [Member]	May 31, 2011 Service Based Deferred Compensation [Member] Service-based Restricted Shares [Member]	Jun. 01, 2010 Service Based Deferred Compensation [Member] Service-based Restricted Shares [Member]	Aug. 30, 2011 Performance Based - Incentive [Member] Stock Options [Member] Chief Executive Officer [Member]	Aug. 31, 2010 Performance Based - Incentive [Member] Service-based Restricted Shares [Member]	Jun. 05, 2012 Performance Based - Incentive [Member] Service-based Restricted Shares [Member]	May 31, 2011 Performance Based - Incentive [Member] Service-based Restricted Shares [Member]	Jun. 01, 2010 Performance Based - Incentive [Member] Service-based Restricted Shares [Member]	Jun. 05, 2012 Performance Based - Incentive [Member] Service-based Restricted Shares [Member] Chief Executive Officer [Member]	May 31, 2011 Performance Based - Incentive [Member] Service-based Restricted Shares [Member] Chief Executive Officer [Member]	Jun. 01, 2010 Performance Based - Incentive [Member] Service-based Restricted Shares [Member] Chief Executive Officer [Member]	Jun. 01, 2010 Performance Based - Incentive [Member] Service-based Restricted Shares [Member] Certain Employees [Member]	Jun. 05, 2012 Preferred Stock [Member]	Jun. 01, 2010 Common Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)																																											250,000
Preferred stock, par value (in dollars per share)																																											$ 0.01
Common stock, shares issued (in shares)		11,500,000																																										11,500,000
Common stock, share price (in dollars per share)																																												$ 6.75
Shares Sold In Connection With Exercise Of Over- Allotment Option Granted To Underwriters																																												1,500,000
Net proceeds from sale of shares, after deducting underwriting discounts and offering expenses		$ 73,125																																										$ 73,100
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of share-based compensation arrangement	30 months								1 year						3 years	3 years				30 months			2 years 6 months	3 years					3 years	3 years	3 years
Exercisable period of options issued			5 years																	5 years
Reserved shares of common stock under the Plan (in shares)	36,000			111,000		4,869,000	938,000	998,000						4,772,000
Reserved shares of common stock subject to options outstanding under the plan (in shares)	35,000			47,000		1,713,000		956,000
Common stock currently available for issuance (in shares)	1,000			64,000	3,127,000	3,156,000	0	42,000
Options, outstanding [Roll forward]
Beginning balance (in shares)										2,716,000	3,239,000	4,046,000	4,802,000
Granted (in shares)											253,000	927,000	622,000												63,000
Exercised (in shares)											(61,000)	(249,000)	0
Forfeited (in shares)											(715,000)	(1,485,000)	(1,378,000)
Ending balance (in shares)											2,716,000	3,239,000	4,046,000
Exercisable at end of period (in shares)											2,283,000
Weighted average exercise price [Abstract]
Beginning balance (in dollars per share)										$ 8.79	$ 13.10	$ 19.70	$ 23.06
Granted (in dollars per share)											$ 7.87	$ 9.39	$ 6.58
Exercised (in dollars per share)	$ 14										$ 5.82	$ 7.64	$ 0
Forfeited (in dollars per share)											$ 28.24	$ 29.70	$ 25.46
Ending balance (in dollars per share)											$ 8.79	$ 13.10	$ 19.70
Exercisable at end of period (in dollars per share)											$ 8.79
Options, weighted average remaining contractual term [Abstract]
Weighted average contractual term											3 years 5 months 23 days
Exercisable											3 years 1 month 2 days
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Ending balance											197
Exercisable											197
Options exercised during period, total intrinsic value											100	1,500
Out-of-the money options included in outstanding balance (in shares)										1.3	2,100,000.0
Out Of Money Options Included In Outstanding Balance expect to be expired										0.2	202,000.0
Unrecognized pre-tax compensation expense related to share based compensation										2,800	200										9,000	3,800
Unrecognized pre-tax compensation expense expected to be recognized over a weighted average period (in years)										1 year 10 months 24 days											2 years 6 months	2 years 9 months 18 days
Share Based Compensation Arrangement By Share Based Payment Options Vested In Period Total Fair Value											5,500	4,400	5,200
Life Of Share Based Payment Award Maximum																														7
Expensed related to stock options awarded to CEO																	1,200	2,300	1,200
Weighted average fair value at date of grant for options granted (in dollars per share)											$ 4.60	$ 5.42	$ 3.69
Fair value assumptions used in estimating option grants [Abstract]
Risk-free interest rate (in hundredths)											0.80%	1.52%	2.20%
Expected dividend yield (in hundredths)											0.00%	0.00%	0.00%
Expected stock price volatility (in hundredths)											75.63%	73.36%	69.45%
Expected life											4 years 6 months	4 years 6 months	4 years 6 months
Restricted stock activity, shares [Roll forward]
Non-vested at beginning of year (in shares)																															551,000	427,000	208,000		721,000	299,000	721,000	1,195,000
Granted (in shares)																										88,000	61,000	97,000			495,000	235,000	299,000			384,000	0	348,000				201,000
Vested (in shares)																															(248,000)	(111,000)	(78,000)		(559,000)	(260,000)	(421,000)	(186,000)	(203,000)
Forfeited (in shares)																															(1,000)	0	(2,000)			0	(1,000)	(636,000)
Non-vested at end of year (in shares)																															797,000	551,000	427,000			423,000	299,000	721,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Weighted Average Fair Value [Abstract]
Non-vested at beginning of year (in dollars per share)																															$ 8.22	$ 7.42	$ 8.97		$ 7.13	$ 7.24	$ 7.13	$ 7.64
Granted (in dollars per share)																															$ 8.30	$ 10.21	$ 7.01			$ 7.87	$ 0	$ 6.58
Vested (in dollars per share)																															$ 7.89	$ 9.39	$ 9.99			$ 7.33	$ 7.05	$ 7.64
Forfeited (in dollars per share)																															$ 9.39	$ 0	$ 7.63			$ 0	$ 7.82	$ 7.64
Non-vested at end of year (in dollars per share)																															$ 8.37	$ 8.22	$ 7.42			$ 7.75	$ 7.24	$ 7.13
Shares of common stock awarded to retirement-eligible CEO (in shares)																																								124,000	177,000
Recognized expense on the grant date of common stock award to retirement-eligible CEO																																		$ 700						$ 1,200	$ 1,200